MAY-24-2007 13:20 From: [redacted] To:7202777103Ø P.2/2

07054749

NASDAQ

[illegible]
[illegible]
[illegible] ROAD
[illegible]

Michael S. Emen
Senior Vice President
Listing Qualifications

CENTNAS 1-33486

By Facsimile and First Class Mail

RECD S.E.C.
MAY 2 4 2007
1086

May 24, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
JUN 0 4 2007
THOMSON FINANCIAL

Dear Ms. Peters:

This is to certify that on May 21, 2007 The Nasdaq Stock Market (the "Exchange") received from Infinera Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

END